N-4			12 Months Ended
		May 01, 2026 USD ($) Year CONTRACTS	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key		0002038891
Entity Investment Company Type		N-4
Document Period End Date		Dec. 31, 2025
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		We will credit positive or negative interest to amounts allocated to a Segment of the SIO on the Segment Maturity Date based, in part, on the performance of the applicable Index from the Segment Start Date to the Segment Maturity Date.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the external index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	We limit the negative Index Performance Rate used in calculating the Segment Rate of Return of a Segment on the Segment Maturity Date by applying the Segment Buffer to absorb negative Index Performance up to the amount of the Segment Buffer.
		The Segment Buffer is the maximum amount of negative interest we will assume. We will credit any additional negative interest in excess of the Segment Buffer.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	by applying the Segment Buffer to absorb negative Index Performance up to the amount of the Segment Buffer.
		The Segment Buffer is the maximum amount of negative interest we will assume. We will credit any additional negative interest in excess of the Segment Buffer.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]		For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, the Segment Rate of Return that we credit would be -15% (the amount that the Index Performance Rate exceeds the Segment Buffer) on the Segment Maturity Date, meaning that your Segment Maturity Value will show a 15% decrease from your Segment Investment.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]		We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Overview, Limits Positive Return [Text Block]		We limit the positive Index Performance Rate used in calculating the Segment Rate of Return of a Segment on the Segment Maturity Date by applying the Performance Cap Rate to limit Index Performance to no more than the amount of the Performance Cap Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		by applying the Performance Cap Rate to limit Index Performance to no more than the amount of the Performance Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, the Segment Rate of Return that we credit would be 7% (the lesser of the Index Performance Rate and the Performance Cap Rate) on the Segment Maturity Date, meaning that your Segment Maturity Value will show a 7% increase from your Segment Investment
.
We will not establish a Performance Cap Rate below
2%, and
1
2% for a 1
and
6
-year Segment, respectively.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.
Overview, Transactions Subject to Contract Adjustments [Text Block]
Contract Adjustments

We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction. This amount may be less than the amount invested and may be less than the amount you would receive had you held the investment until maturity. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 5 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative interim value adjustment, taxes, or tax penalties.

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a Segment with a 6-year Segment Duration and later withdraw the entire amount before the 6 years have elapsed, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and interim value adjustments, you may also be charged for other transactions including loans and special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the options you have elected.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	1.20%
	Portfolio Company fees and expenses (2)	0.54%	3.04%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and interim value adjustments that substantially increase costs
.

10

FEES, EXPENSES, AND ADJUSTMENTS

Lowest Annual Cost $1,610	Highest Annual Cost $3,516

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 5 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative interim value adjustment, taxes, or tax penalties.

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a Segment with a 6-year Segment Duration and later withdraw the entire amount before the 6 years have elapsed, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Surrender Charge (of Purchase Payments) Maximum [Percent]		6.00%
Surrender Charge Example Maximum [Dollars]		$ 6,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you allocate $100,000 to a Segment with a 6-year Segment Duration and later withdraw the entire amount before the 6 years have elapsed, you could lose up to $100,000 of your investment.
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and interim value adjustments, you may also be charged for other transactions including loans and special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the prospectus.

Key Information, Transactions Subject to Contract Adjustment [Text Block]		In addition to withdrawal charges and interim value adjustments, you may also be charged for other transactions including loans and special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the options you have elected.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	1.20%
	Portfolio Company fees and expenses (2)	0.54%	3.04%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and interim value adjustments that substantially increase costs
.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]		1.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]		1.20%
Investment Options (of Average Annual Net Assets) Minimum [Percent]		0.54%
Investment Options (of Average Annual Net Assets) Maximum [Percent]		3.04%
Base Contract (N-4) Footnotes [Text Block]		Expressed as an annual percent of daily net assets in the variable investment options.
Index-Linked Option, Implicit Ongoing Fees [Text Block]		There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by the Segment’s Performance Cap Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]		The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]		The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.
Investment Options Footnotes [Text Block]		Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,610	Highest Annual Cost $3,516

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Lowest Annual Cost [Dollars]		$ 1,610
Highest Annual Cost [Dollars]		$ 3,516
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

Highest Annual Cost Footnotes [Text Block]
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers, loans or withdrawals
•
No contract adjustments

Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Is This a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from a Segment of the SIO prior to maturity may result in an interim value adjustment. Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn. Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
contract at any time before the next month’s Segment Start Date.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

What are the Risks Associated with Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios) or Segment of the SIO. Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside). For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
This may result
in you earning less than the Index Return.

11

RISKS

The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.

Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Risks associated with the variable investment options” and “Risks associated with the Structured Investment Option” in “Principal Risks of investing in the contract.” See also the Appendix: “Investment options available under the contract” in the prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the guaranteed death benefit. The general obligations including the guaranteed interest option, SIO and any guaranteed death benefit under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]		10.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		70.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]		You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
Key Information, Reallocation Risk [Text Block]		Contract value in a Segment will be reallocated at Segment Maturity according to your instructions.
Key Information, Default Reallocation Risk [Text Block]	If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
		contract at any time before the next month’s Segment Start Date.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]		This may result in you earning less than the Index Return.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]		The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]		For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]		Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]		This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “The Separate Account” in “More information” in the prospectus.

You cannot transfer out of an SIO Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST
®
contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

We may not offer new SIO Segments. Therefore, a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date. We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the restrictions on investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts”, “Guaranteed interest option” and “Structured Investment Options” in “Purchasing the Contract” and “Transferring your money among investment options” in the prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the investment options.

Withdrawals may reduce the death benefit by an amount greater than the value withdrawn.

Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging, special dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies.

This contract includes a standard death benefit. Withdrawals could significantly reduce or terminate the death benefit.
		For additional information about the optional benefits see “Benefits available under the contract” in the prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a funding vehicle for employers’ Internal Revenue Code 403(b) plans and Internal Revenue Code Section 457(b) employee deferred compensation (“EDC”) plans. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in the prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6%
Plan Loan Charge (2)	$25
Transfer Fee	None
Third Party Transfer or Exchange Fee	$65
Special Service Charges (3)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (4)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. The charge will not apply after the completion of 12 contract years. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	$25 maximum per loan when a loan is made.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(4)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

The
next
table
describes
the
adjustments,
in
addition
to
any
transaction
expenses,
that
apply
if
all
or
a
portion
of
the account value is removed from an investment option or from the contract before the expiration of a specified
period.

Adjustments
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of Account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” under “Purchasing the contract” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.20%
Loan Administration (2)	$25

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge. The annual administrative charge will be waived if you are enrolled in eDelivery on the date the charge is to be deducted.
Please note
: You can request a copy of the prospectus free of charge even if you are enrolled in eDelivery.

(2)
$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

In addition to the fees described above, we limit the amount you can earn on a Segment of the SIO. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.54%	3.04%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *	0.53%	2.74%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,882	$18,919	$28,055	$45,634	$4,452	$13,429	$22,505	$45,634

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6%
Plan Loan Charge (2)	$25
Transfer Fee	None
Third Party Transfer or Exchange Fee	$65
Special Service Charges (3)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (4)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. The charge will not apply after the completion of 12 contract years. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	$25 maximum per loan when a loan is made.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(4)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

Sales Load (of Purchase Payments), Current [Percent]		0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	[1]	6.00%
Deferred Sales Load, Footnotes [Text Block]		The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. The charge will not apply after the completion of 12 contract years. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
Transfer Fee, Current [Dollars]		$ 0
Transactions Subject to Contract Adjustment, Fee Table [Text Block]
The
next
table
describes
the
adjustments,
in
addition
to
any
transaction
expenses,
that
apply
if
all
or
a
portion
of
the account value is removed from an investment option or from the contract before the expiration of a specified
period.

Contract Adjustments, Fee Table [Table Text Block]
The
next
table
describes
the
adjustments,
in
addition
to
any
transaction
expenses,
that
apply
if
all
or
a
portion
of
the account value is removed from an investment option or from the contract before the expiration of a specified
period.

Adjustments
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of Account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
We use the Segment Interim Values for your Segments of the SIO if you have an Interim Value Transaction. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” under “Purchasing the contract” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[2]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.20%
Loan Administration (2)	$25

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge. The annual administrative charge will be waived if you are enrolled in eDelivery on the date the charge is to be deducted.
Please note
: You can request a copy of the prospectus free of charge even if you are enrolled in eDelivery.

(2)
$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

Administrative Expense, Minimum [Dollars]	[3]	$ 65
Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge. The annual administrative charge will be waived if you are enrolled in eDelivery on the date the charge is to be deducted.
Please note
		: You can request a copy of the prospectus free of charge even if you are enrolled in eDelivery.
Base Contract Expense (of Average Account Value), Current [Percent]		1.20%
Other Annual Expense, Current [Dollars]	[4]	$ 25
Other Annual Expense, Footnotes [Text Block]		$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]		In addition to the fees described above, we limit the amount you can earn on a Segment of the SIO. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.54%	3.04%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *	0.53%	2.74%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,882	$18,919	$28,055	$45,634	$4,452	$13,429	$22,505	$45,634

Surrender Expense, 1 Year, Maximum [Dollars]		$ 9,882
Surrender Expense, 3 Years, Maximum [Dollars]		18,919
Surrender Expense, 5 Years, Maximum [Dollars]		28,055
Surrender Expense, 10 Years, Maximum [Dollars]		$ 45,634
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,882	$18,919	$28,055	$45,634	$4,452	$13,429	$22,505	$45,634

Annuitized Expense, 1 Year, Maximum [Dollars]		$ 9,882
Annuitized Expense, 3 Years, Maximum [Dollars]		18,919
Annuitized Expense, 5 Years, Maximum [Dollars]		28,055
Annuitized Expense, 10 Years, Maximum [Dollars]		$ 45,634
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,882	$18,919	$28,055	$45,634	$4,452	$13,429	$22,505	$45,634

No Surrender Expense, 1 Year, Maximum [Dollars]		$ 4,452
No Surrender Expense, 3 Years, Maximum [Dollars]		13,429
No Surrender Expense, 5 Years, Maximum [Dollars]		22,505
No Surrender Expense, 10 Years, Maximum [Dollars]		$ 45,634
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks associated with the Structured Investment Option (SIO)

An investor is not invested in the Index or in the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

There are certain unique risks associated with the Structured Investment Option.
•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the
-30%
Segment Buffer (only available on certain Segments) and the lowest level of protection is the
-10%
Segment Buffer. You could lost as much as 70% (for Segments with a
-30%
Segment Buffer) to 90% (for Segments with a
-10%
Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

—	For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal and previously credited interest with a
-30%
Segment Buffer, and up to 90% of your principal and previously credited interest with a
-10%
Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

—
For Annual Lock Segments
. The
-10%
Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose nearly 100% of your principal and previously credited interest in an Annual Lock Segment that lost 90% each Annual Lock Period. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), and not an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate, if applicable, may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may vary between owners but will not be less than the minimum Performance Cap Rate.

Risks Related to Withdrawals (Segment Interim Value)

•	There is a risk of loss of principal and previously credited interest in the case of annuitization, death, surrender, or contract cancellation prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the
end-of-term
downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge or if you have to pay taxes or tax penalties.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•
We may not offer new Segments of any or all Segment Types, so certain Segments may not be available for you to transfer your Segment Maturity Value into and you would be limited to investing in the EQ/Money Market.

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. The amounts transferred to the EQ/ Money Market variable investment option may earn a return that is less than the return that could be earned in a different investment option.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments except Annual Lock Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposes to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk
.
Values of securities composing an Index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk.
In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index and the
NASDAQ-100
Price Return Index are comprised of
large-cap
companies.

•
Small Cap Risk
. Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of
small-cap
companies.

•
Foreign Securities Risk
. Foreign securities and Indices with exposure to
non-U.S.
companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies. The MSCI EAFE Price Return Index, the MSCI Emerging Markets Price Return Index, and the
NASDAQ-100
Price Return Index have exposure to foreign securities.
—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to
non-U.S.
companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on
non-U.S.
companies is unreliable or outdated, or if less information about the
non-U.S.
companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities. The MSCI Emerging Markets Price Return Index is exposed to emerging markets.

•	Past performance of an Index is not an indication of its future performance.

•
We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected

Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than Equitable America has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO. The general obligations and any guaranteed death benefit under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense,

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Risks associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract. The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		70.00%
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]		10.00%
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]		There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary.
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]		100.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]		An investor is not invested in the Index or in the securities tracked by the Index.
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	You could lost as much as 70% (for Segments with a
-30%
Segment Buffer) to 90% (for Segments with a
-10%
		Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
Index-Linked Option Risk, Interest Crediting [Text Block]		There is a risk of loss of principal and previously credited interest in the case of annuitization, death, surrender, or contract cancellation prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.
Index-Linked Option Risk, Index Risk [Text Block]		The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposes to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]		true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]
Structured Investment Option

The SIO provides you with the opportunity to earn interest that we will credit based, in part, on the performance of external indices from the Segment Start Date to the Segment Maturity Date. Please be aware that the possibility of a negative return could result in a significant loss of principal and previously credited interest.

The Structured Investment Option consists of Segment Types which provide a rate of return tied to the performance of an Index. We will credit positive or negative interest to amounts allocated to a Segment of the SIO on the Segment Maturity Date based, in part, on the performance of the applicable Index. An investment in a Segment of the SIO is not an investment in the Index or in any index fund. You could lose a significant amount of money if the external index declines in value.

Each month, you have the opportunity to invest in a Segment, subject to the requirements, limitations and procedures disclosed in this section. Investments in Segments are not investments in the Index or in any index fund. The Structured Investment Option is not available in all states. Please contact the customer service group referenced in the Prospectus or your financial professional for information on state availability. Also, see “Appendix: State contract availability and/or variations of certain features and benefits” for more information.

Segment Types

Information regarding the features of each of the currently available Segment Types, including the Index name and type,

the Segment Duration, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the prospectus. See the Appendix “Investment options available under the contract.”

We currently offer five Standard Segment Types and three Annual Lock Segment Types. We intend to offer a Segment each month, on the Segment Start Date. We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Type. A Segment Type refers to Segments that have the same Index, Segment Duration, and Segment Buffer. A Segment Type has a corresponding Segment Type Holding Account. Please refer to the “Definitions of key terms” section earlier in this Prospectus for a discussion of these terms. Not all Segment Durations are available in all states. Please see “Appendix: State contract availability and/or variations of certain features and benefits” for more information.

The following Standard Segment Types are currently available:

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	6 year 1 year	-10%; -20%; -30% -10%	12% 2%
Russell 2000 ® Price Return Index	6 year 1 year	-10%; -20%; -30% -10%	12% 2%
MSCI EAFE Price Return Index	6 year 1 year	-10%; -20%; -30% -10%	12% 2%
NASDAQ-100 Price Return Index	1 year	-10%	2%
MSCI Emerging Markets Price Return Index	1 year	-10%	2%

The following Annual Lock Segment Types are currently available:

Index	Segment Duration	Annual Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	6 year	-10%	2%
Russell 2000 ® Price Return Index	6 year	-10%	2%
MSCI EAFE Price Return Index	6 year	-10%	2%

On a Segment Maturity Date, the highest level of protection is the
-30%
Segment Buffer and lowest level of protection is the
-10%
Segment Buffer.

We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

The Indices are described in more detail below, under the heading “Indices.”

Standard Segment example
: For the S&P 500 Price Return Index/6 year/-20% Segment Type, a Segment could be established as S&P 500 Price Return Index/6 year/-20% with a 60% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 60% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 20% of the Index’s decline. If the Index performance is between -20% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment.

Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

Annual Lock Segment example
: For the S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% with a
10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six one-year periods starting from the Segment Start Date. If the Index performs positively during an Annual Lock Period, your Rate of Return could be as much as
10% for that Annual Lock Period. If the Index performs negatively during an Annual Lock Period, at that Annual Lock Anniversary you will be protected from the first 10% of the Index’s decline. If the Index performance is between
-10%
and 0% for that Annual Lock Period, your Annual Lock Anniversary Ending Amount on that Annual Lock Anniversary will be equal to the Annual Lock Anniversary Starting Amount (or Segment Investment for the first Annual Lock Period).

Both the Performance Cap Rate and the Segment Rate of Return are rates of return from the Segment Start Date to the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments), NOT annual rates of return, even if the Segment Duration is longer than one year. Therefore the Index Performance Rate is also not an annual rate.
The performance of the Index, the
Performance Cap Rate and the Segment Buffer are all measured from the Segment Start Date to the Segment
Maturity Date (or from the Segment Start Date to the first
Annual Lock Anniversary and thereafter from each Annual
Lock Anniversary to the next for Annual Lock Segments), and the Performance Cap Rate and Segment Buffer apply if you hold the Segment until the Segment Maturity Date
(or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments). For interim value transactions, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date (or Annual Lock Anniversary for Annual Lock Segments). A partial withdrawal from a Segment does not affect the
Performance Cap Rate and
Segment Buffer that apply to any
remaining amounts that are held in the Segment through the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from
each Annual Lock Anniversary to the next for Annual Lock Segments).

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to Segment Types” later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

We may limit the total number of Segments that may be active on a contract at any time. The current limit is 60.

Segment Buffer

The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer. The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 30% of loss.
There is a risk of a substantial
loss of your principal and previously credited interest
because you agree to absorb all losses to the extent
they exceed the applicable Segment Buffer on the Segment Maturity Date.
For example, if the Index return is
-25%
and the Segment Buffer is
-10%,
we will credit
-15%
(the amount that exceeds the Segment Buffer) on the Segment Maturity Date, meaning your Segment Investment will decrease by 15%.

The Segment Buffer for each Segment will not change throughout the Segment Duration. See Appendix: “Investment Options available under the contract” for the current Segment Buffer for each Segment Type.
We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment. In general, the Segment Buffer will be lower for Segment Types that offer greater potential exposure to positive returns. Before selecting a Segment for investment, you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration (which may be 1 or 6 years) of the Segment Type.

On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the -30% Segment Buffer and lowest level of protection provided by a Segment Buffer is the -10% Segment Buffer.
Indices

Each Segment Type references an Index that determines the performance of its associated Segments. We currently offer Segment Types based on the performance of the S&P 500 Price Return Index, the Russell 2000
®
Price Return Index, the MSCI EAFE Price Return Index, the MSCI Emerging Markets Price Return Index, and the NASDAQ-100 Price Return Index. Throughout this Prospectus, we refer to these indices using the term “Index” or, collectively, “Indices.” Not all Indices may always be available under your contract.

Please note that each Index is a price return index, which means that changes in the value of the Index are determined solely by changes in the price of each security included in the Index. By contrast, a total return index also includes the value of all dividends, interest, rights offerings or other distributions associated with each security included in the index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index. For example, the value of the S&P 500 Price Return Index incorporates dividends and other distributions by assuming that they are reinvested in the entire index.

S&P 500 Price Return Index.
 The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Russell 2000
®
Price Return Index.
 The Russell 2000
®
Price Return Index was established by Russell Investments. The Russell 2000
®
Price Return Index measures the performance of the
small-cap
segment of the U.S. equity universe. The Russell 2000
®
Price Return Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

MSCI EAFE Price Return Index.
 The MSCI EAFE Price Return Index was established by MSCI. The MSCI EAFE Price Return
Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this Prospectus the MSCI EAFE Price Return Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,

Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

MSCI Emerging Markets Price Return Index
. The MSCI Emerging Markets Price Return Index was established by MSCI. The MSCI Emerging Markets Price Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of the date of this prospectus, the MSCI Emerging Markets Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

NASDAQ-100 Price Return Index
. The NASDAQ-100 Price Return Index includes securities of 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The NASDAQ-100 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Index Performance Examples

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Segment Type Holding Accounts

Any contribution or transfer designated for a Segment Type on any day other than a Segment Start Date will be allocated to the corresponding Segment Type Holding Account until the Segment Start Date. Any contribution or transfer designated for a Segment Type on a Segment Start Date will not be allocated to the corresponding Segment Type Holding Account but instead will be directly invested in that Segment assuming all participation requirements are met. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Segment Type Holding Accounts have the same rate of return as the EQ/Money Market variable investment option.

You can transfer amounts from a Segment Type Holding Account to any investment option at any time up to the close of business on the Segment Start Date.

Please see “How to reach us” for more information regarding contacting us and communicating your instructions. We also have specific forms that we recommend you use for electing the Structured Investment Option and any Structured Investment Option transactions.

Segment Start Date

Each Segment will have a Segment Start Date. New Segments generally start on the first or third Thursday of each month. However, the Segment Start Date may sometimes be a different day under certain circumstances. Please see “Setting the Segment Maturity Date and Segment Start Date” below. Also, we may offer Segments more or less frequently and on different days for some or all contracts.

Segment Rate of Return

If the Index Performance Rate is positive, then the Segment Rate of Return is a rate equal to the Index Performance Rate, but not more than the Performance Cap Rate. If the Index Performance Rate is negative, but declines by a percentage less than or equal to the Segment Buffer (for Standard Segment Types) or Annual Buffer (for Annual Lock Segment Types), then the Segment Rate of Return is 0%. If the Index Performance Rate is negative and declines by more than the Segment Buffer or Annual Buffer, then the Segment Rate of Return is negative, but will not reflect the first
-10%,
-20%,
or
-30%
of downside performance, depending on the Segment Buffer or Annual Buffer applicable to that Segment.

Performance Cap Rate

The Performance Cap Rate is generally the highest Segment Rate of Return that can be credited on a Segment Maturity Date (or Annual Lock Yearly Rate of Return that can be credited on an Annual Lock Anniversary) for positive Index Performance Rates. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
Our minimum Performance Cap Rate for 6 year Standard is 12% (2% for 1 year Segments). Our minimum Performance Cap Rate for Annual Lock Segment Types is 2%.
We guarantee that for the life of your contract we will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment. When this happens, the Segment is referred to as uncapped. The current Performance Cap Rates for each Segment Type, including the applicable Performance Cap Rates for Segments selected on your application, are announced at least one week before the Segment Start Date and are incorporated into this Prospectus by reference from equitable.com/sio2-rates-prospectus. The Performance Cap Rate for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. The Performance Cap Rate for the same Segment may vary between owners but will never be less than the applicable minimum Performance Cap Rate.

Please note that the Performance Cap Rate and Segment Rate of Return are cumulative rates of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments, NOT annual rates, even if the Segment Duration is longer than one year. The Performance Cap Rate is set at our sole discretion.

The Performance Cap Rate is set at our sole discretion. In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the rates offered by our competitors, the rates of other Segments, and the current market environment. In general, the Performance Cap Rates will be lower for Segment Types that offer greater protection from negative returns or additional enhancements to positive returns. Before selecting a Segment for investment, you should consider whether the current Performance Cap Rate is acceptable to you in return for the protection from negative returns or enhancements to positive returns that may be applied at the end of the Segment Duration for that Segment Type.

Segment Participation Requirements

Provided that all participation requirements are met, all amounts allocated to a Segment Type that are in the associated Segment Type Holding Account as of the close of business on the Segment Start Date, plus any earnings on those amounts, as well as, all amounts transferred and subsequent contributions allocated to a Segment Type on the Segment Start Date will be transferred into the new Segment on the Segment Start Date.

The participation requirements are as follows: (1) Segment is available, (2) Segment Maturity Date Requirement is met and (3) a minimum aggregate amount of $500 must be in the Segment Type Holding Account and/or allocated to the Segment if the Segment Duration is greater than one year. If these requirements are met, your account value in the Segment Type Holding Account will be transferred into a new Segment along with any amount allocated to that Segment Type on the Segment Start Date. This amount is your initial Segment Investment.

(1) Segment is available.
The Segment must actually be created on the Segment Start Date as scheduled. We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the EQ/Money Market variable investment option instead. If we suspend a Segment
Type, no new Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in or be transferred into the Segment Type Holding Account.

(2) Segment Maturity Date Requirement is met.
The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the contract maturity date, your account value in the Segment Type Holding Account will be transferred to the EQ/Money Market variable investment option.

(3) Minimum amount is met.
 For Segments with a duration of greater than 1 year, the minimum aggregate amount that must be in the Segment Holding Account and/or allocated to the Segment before it will be transferred into a new Segment is $500. There is no minimum amount for 1-year Segments.

Segment Maturity Date

Your Segment Maturity Date is the Segment Transaction Date on which a Segment ends. You will receive notice of your maturing Segments in your quarterly statement.

Segment Maturity Instructions.
You may specify maturity instructions that tell us how to allocate the Segment Maturity Value among the investment options and you can change these instructions at any time. You may tell us either to follow your instructions on file for new contributions, to withdraw all or part of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment of the same or different Segment Type, provided the participation requirements are met. While you may specify or change your maturity instructions for maturing Segments at any time until the close of business on the Segment Maturity Date, we recommend submitting new or revised instructions at least five business days prior to the Segment Maturity Date.

As stated above, you may elect to have maturing Segments invested according to your instructions on file, and those instructions may include allocations to different Segment Types, or you may elect to transfer your Segment Maturity Value to the next available Segment of the same Segment Type in which you are currently invested. If you take either of these steps, then the designated portion of your Segment Maturity Value will be transferred to the corresponding Segment, as of the close of business on the Segment Maturity Date, assuming that all participation requirements are met.

If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment except that if the next Segment to be created in the Segment Type would not meet the Segment Maturity Date Requirement or that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Also, if your Segment would not meet the applicable minimum amount, we will instead transfer your Segment Maturity Value to the applicable Segment Type Holding Account.

Segment Maturity Value

We calculate your Segment Maturity Value on the Segment Maturity Date using your Segment Investment and the Segment Rate of Return.

Your Segment Maturity Value for all Segments is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment.

Standard Segments.
 For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Annual Lock Segments.
 For Annual Lock Segments, the Segment Rate of Return is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return. The Annual Lock Yearly Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the first Annual Lock Anniversary and thereafter from one Annual Lock Anniversary to the next), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

We first multiply your Segment Investment by your Annual Lock Yearly Rate of Return for the first year (first Annual Lock Period) to get your Annual Lock Yearly Return Amount for that year (Annual Lock Period). Your Annual Lock Anniversary Ending Amount for the first Annual Lock Period is equal to your Segment Investment plus or minus your Annual Lock Yearly Return Amount for that Annual Lock Period. Your Annual Lock Yearly Return Amount for that period may be negative, in which case your Annual Lock Anniversary Ending Amount for that period will be less than your Segment Investment. The Annual Lock Anniversary Ending Amount on the first Annual Lock Anniversary is the Annual Lock Anniversary Starting Amount for the second year (second Annual Lock Period) that we multiply by the Annual Lock Yearly Rate of Return for that Annual Lock Period and so on for the remaining Annual Lock Periods until the Segment Maturity Date (sixth Annual Lock Anniversary). These values used in the calculation are based on the change in the value of the relevant Index during the relevant Annual Lock Period. Any fluctuation in the value of the Index between a Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored when calculating the Annual Lock Anniversary Ending Amount.

Please note: (i) the Annual Lock Anniversary Starting Amount (and each subsequent Annual Lock Anniversary Starting and Ending Amount) is adjusted for any withdrawals (including any withdrawal charge) from the Segment and (ii) the Annual Lock Anniversary Starting and Ending Amounts are used solely to calculate the Segment Maturity Value for Annual Lock Segments, are not credited to the contract, are not the Segment Interim Value, and cannot be received upon surrender or withdrawal. See the “Appendix: Segment Maturity Value Calculation Examples” for examples calculating the Segment Rate of Return, Segment Return Amount and Segment Maturity Value.

Setting the Segment Maturity Date and Segment Start Date

There will generally be two or more Segment Transaction Dates each month. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will occur on the same Segment Transaction Date.

If a Segment Transaction Date falls on a holiday, the Segment Transaction Date will generally be the preceding Business Day.

Effect of an emergency close.
Segments are scheduled to mature and new Segments start on Segment Transaction Dates. It is possible that an Index could be affected by an emergency close on a Segment Transaction Date, thereby affecting the Index’s ability to publish a price and our ability to mature and start Segments based on the affected Index. Emergency closes can have two consequences.

1.	If the NYSE experiences an emergency close and Indices cannot publish prices, we will delay the maturity and start of all Segments for all Indices.

2.	If any Index not on the NYSE experiences an emergency close and cannot publish a price, we will use the most recent closing price for that Index.

If the conditions that cause an emergency close of the NYSE persist, we will use reasonable efforts to calculate the Segment Maturity Value of any affected Segments. If the affected Index cannot be priced within eight days, we will contact a calculating agency, normally a bank we have a contractual relationship with, which will determine a price to reflect a reasonable estimate of the Index level.

Suspension, Termination and Changes to Segment Types and Indices

We may decide at any time until the close of business on each Segment Start Date whether to offer any or all of the Segment Types described in this Prospectus on a Segment Start Date for a particular Segment. We may suspend a Segment Type for a week, month or a period of several months, or we may terminate a Segment Type entirely.

If a Segment Type is suspended, your account value will remain in the Segment Type Holding Account until a Segment of that Segment Type is offered or you transfer out of the Segment Type Holding Account. We will provide you with written confirmation when money is not transferred from a Segment Type Holding Account into a Segment due to the suspension of a Segment Type.

If a Segment Type is terminated, your account value in the corresponding Segment Type Holding Account will be transferred into the EQ/Money Market variable investment option on the day that would have been the Segment Start Date.

We have the right to substitute an alternative index prior to Segment maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index, or if the calculation of one or more of the Indices is substantially changed. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional or alternative Indices, as soon as practicable, in a supplement to this Prospectus. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value, Annual Lock Yearly Rate of Return, Annual Lock Anniversary Starting and Ending Amounts and Segment Interim Value. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap
Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. For example, if the Russell 2000
®
Index were not available, we might use the NASDAQ Composite Index.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts.
If we stop offering or suspend certain Segment Types, each existing Segment of those Segment Types will remain invested until its respective Segment Maturity Date. In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options described in the variable annuity prospectus. Such action would not change or limit any other rights or benefits under the variable annuity contract. You could also choose to surrender your contract but you could be subject to surrender charges, taxes and tax penalties, and if you purchase another retirement vehicle it may have different features, fees and risks than this contract. If you are buying this contract for the SIO you should speak to your financial advisor as to whether this product is right for you. See the variable annuity Prospectus for more information.

Allocating your contributions

Your allocation instructions determine how your contributions are allocated, which may be among one or more of the investment options. The maximum current number of Segments that may be active in your contract at any time is 60. The maximum number of active Segments we allow at any one time may change and, in the future, it may be lower than the current number disclosed herein. If a transfer or contribution into a Segment will cause a contract to exceed that limit, such transfers or contribution will be defaulted to the EQ/Money Market variable investment option. If there are multiple Segments scheduled to be established on a Segment Start Date, new Segments will be established in the order of those that would have the largest initial Segment Investment first until the limit is reached. Any remaining amount that is not transferred into a Segment will then be defaulted to the EQ/Money Market variable investment option. We will notify you that your allocation instructions have exceeded the maximum number of Segments and request new instructions when the proceeds are defaulted into the EQ/Money Market Account. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. Subsequent contributions are allocated according to instructions on file unless you provide new instructions. We discuss account value in “Determining your contract’s value” later in this Prospectus.

Please see your variable annuity prospectus for more information about your role in managing your allocations.

Segment Interim Value Calculation

In setting the Performance Cap Rate that we use in calculating the Segment Maturity Value, we assume that you are going to hold a Segment until the Segment Maturity Date. However, you have the right under the contract to access amounts in the Segments before the Segment Maturity Date. Therefore, we calculate a Segment Interim Value on each business day, which is also a Segment Business Day, between the Segment Start Date and the Segment Maturity Date. The method we use to calculate the Segment Interim Value is different than the method we use to calculate the value of the Segment on the Segment Maturity Date. Prior to the Segment Maturity Date, we use the Segment Interim Value to calculate (1) your account value after deducting account fees; (2) the amount your beneficiary would receive as a death benefit; (3) the amount you would receive if you make a withdrawal or loan from a Segment; (4) the amount you would receive if you surrender your variable annuity contract; (5) the amount you would receive if you annuitize; or (6) the amount you would receive if you cancel your variable annuity contract and return it to us for a refund within your state’s “free look” period (unless your state requires that we refund the full amount of your contribution upon cancellation). If a partial withdrawal or loan is taken from a Segment on a date other than the Segment Maturity Date the Segment Investment will be reduced and the amount of the reduction could be more than the amount of the withdrawal. The risk of loss of principal and previously credited interest may be greater in the case of an Interim Value Transaction.
An Interim Value Transaction could ultimately result in a loss of principal and previously credited interest of up to 70% to 90%. Withdrawal charges and tax consequences could also apply.

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. “Contract Adjustment — Segment Interim Value” in the Statement of Additional Information sets forth the calculation formula as well as numerous hypothetical examples. The formula is calculated by adding the fair value of three components. These components provide us with a market value estimate of the risk of loss and the possibility of gain at the end of a Segment. These components are used to calculate the Segment Interim Value. The three components are:

(1)	Fair value of hypothetical fixed instruments; plus

(2)	Fair value of hypothetical derivatives; plus

(3)	Cap calculation factor.

Even if the corresponding Index has experienced positive investment performance since the Segment Start Date, because of the factors we take into account in the calculation above, your Segment Interim Value may be lower than your Segment Investment.

ERISA considerations for employers

If you are an employer and your Plan is intended to comply with the requirements of the Employee Retirement Income
Security Act of 1974 (“ERISA”) Section 404(c), you or your Plan trustee must make sure that the investment options chosen for your Plan constitute a broad range of investment choices as required by the Department of Labor’s (“DOL”) regulation under ERISA Section 404(c). See “Tax information” in this prospectus.

Allocating your contributions

Once you have made your investment choice, you may allocate your contributions to one or more or all of the investment options you have chosen.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%..

Additional contributions are allocated according to instructions on file unless you provide us with new instructions.

Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in “Determining your contract’s value” in this prospectus.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors’ financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” to find out what applies in your state.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the account for special dollar cost averaging, your refund will equal your contributions plus interest. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, without interest. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

Please note that if you are invested in Segments of SIO when you free look your contract, the Segment Interim Value will apply.

We may require that you wait six months before you apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix “State contract availability and/or variations of certain features and benefits” for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” in this prospectus for possible consequences of cancelling your contract.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]		The SIO provides you with the opportunity to earn interest that we will credit based, in part, on the performance of external indices from the Segment Start Date to the Segment Maturity Date.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]		An investment in a Segment of the SIO is not an investment in the Index or in any index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the external index declines in value.
Index-Linked Option Details, Changes Possible [Text Block]		We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]		The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 30% of loss.
There is a risk of a substantial
loss of your principal and previously credited interest
because you agree to absorb all losses to the extent
they exceed the applicable Segment Buffer on the Segment Maturity Date.

Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	For example, if the Index return is
-25%
and the Segment Buffer is
-10%,
we will credit
-15%
		(the amount that exceeds the Segment Buffer) on the Segment Maturity Date, meaning your Segment Investment will decrease by 15%.
Index-Linked Option Details, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]		The Segment Buffer for each Segment will not change throughout the Segment Duration.
Index-Linked Option Details, Guaranteed Minimum Limit on Index Losses [Text Block]		We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
Index-Linked Option Details, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]		The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment.
Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]		Before selecting a Segment for investment, you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration (which may be 1 or 6 years) of the Segment Type.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]		The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.
Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]		For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
Index-Linked Option Details, Current Limit on Index Gains [Percent]		2.00%
Index-Linked Option Details, Lowest Limit on Gains [Percent]		12.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]		The current Performance Cap Rates for each Segment Type, including the applicable Performance Cap Rates for Segments selected on your application, are announced at least one week before the Segment Start Date and are incorporated into this Prospectusby reference from equitable.com/sio2-rates-prospectus.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]		In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the rates offered by our competitors, the rates of other Segments, and the current market environment. In general, the Performance Cap Rates will be lower for Segment Types that offer greater protection from negative returns or additional enhancements to positive returns.
Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]		Before selecting a Segment for investment, you should consider whether the current Performance Cap Rate is acceptable to you in return for the protection from negative returns or enhancements to positive returns that may be applied at the end of the Segment Duration for that Segment Type.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]		There will generally be two or more Segment Transaction Dates each month. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will occur on the same Segment Transaction Date.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]
The participation requirements are as follows: (1) Segment is available, (2) Segment Maturity Date Requirement is met and (3) a minimum aggregate amount of $500 must be in the Segment Type Holding Account and/or allocated to the Segment if the Segment Duration is greater than one year. If these requirements are met, your account value in the Segment Type Holding Account will be transferred into a new Segment along with any amount allocated to that Segment Type on the Segment Start Date. This amount is your initial Segment Investment.

(1) Segment is available.
The Segment must actually be created on the Segment Start Date as scheduled. We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the EQ/Money Market variable investment option instead. If we suspend a Segment
Type, no new Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in or be transferred into the Segment Type Holding Account.

(2) Segment Maturity Date Requirement is met.
The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the contract maturity date, your account value in the Segment Type Holding Account will be transferred to the EQ/Money Market variable investment option.

(3) Minimum amount is met.
 For Segments with a duration of greater than 1 year, the minimum aggregate amount that must be in the Segment Holding Account and/or allocated to the Segment before it will be transferred into a new Segment is $500. There is no minimum amount for 1-year Segments.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Segment Interim Value Calculation

In setting the Performance Cap Rate that we use in calculating the Segment Maturity Value, we assume that you are going to hold a Segment until the Segment Maturity Date. However, you have the right under the contract to access amounts in the Segments before the Segment Maturity Date. Therefore, we calculate a Segment Interim Value on each business day, which is also a Segment Business Day, between the Segment Start Date and the Segment Maturity Date. The method we use to calculate the Segment Interim Value is different than the method we use to calculate the value of the Segment on the Segment Maturity Date. Prior to the Segment Maturity Date, we use the Segment Interim Value to calculate (1) your account value after deducting account fees; (2) the amount your beneficiary would receive as a death benefit; (3) the amount you would receive if you make a withdrawal or loan from a Segment; (4) the amount you would receive if you surrender your variable annuity contract; (5) the amount you would receive if you annuitize; or (6) the amount you would receive if you cancel your variable annuity contract and return it to us for a refund within your state’s “free look” period (unless your state requires that we refund the full amount of your contribution upon cancellation). If a partial withdrawal or loan is taken from a Segment on a date other than the Segment Maturity Date the Segment Investment will be reduced and the amount of the reduction could be more than the amount of the withdrawal. The risk of loss of principal and previously credited interest may be greater in the case of an Interim Value Transaction.
An Interim Value Transaction could ultimately result in a loss of principal and previously credited interest of up to 70% to 90%. Withdrawal charges and tax consequences could also apply.

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. “Contract Adjustment — Segment Interim Value” in the Statement of Additional Information sets forth the calculation formula as well as numerous hypothetical examples. The formula is calculated by adding the fair value of three components. These components provide us with a market value estimate of the risk of loss and the possibility of gain at the end of a Segment. These components are used to calculate the Segment Interim Value. The three components are:

(1)	Fair value of hypothetical fixed instruments; plus

(2)	Fair value of hypothetical derivatives; plus

(3)	Cap calculation factor.

Even if the corresponding Index has experienced positive investment performance since the Segment Start Date, because of the factors we take into account in the calculation above, your Segment Interim Value may be lower than your Segment Investment.

Index-Linked Option Details, Bar Chart Legend [Text Block]
Index Performance Examples

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
Segment Types

Information regarding the features of each of the currently available Segment Types, including the Index name and type,

the Segment Duration, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the prospectus. See the Appendix “Investment options available under the contract.”

We currently offer five Standard Segment Types and three Annual Lock Segment Types. We intend to offer a Segment each month, on the Segment Start Date. We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Type. A Segment Type refers to Segments that have the same Index, Segment Duration, and Segment Buffer. A Segment Type has a corresponding Segment Type Holding Account. Please refer to the “Definitions of key terms” section earlier in this Prospectus for a discussion of these terms. Not all Segment Durations are available in all states. Please see “Appendix: State contract availability and/or variations of certain features and benefits” for more information.

The following Standard Segment Types are currently available:

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	6 year 1 year	-10%; -20%; -30% -10%	12% 2%
Russell 2000 ® Price Return Index	6 year 1 year	-10%; -20%; -30% -10%	12% 2%
MSCI EAFE Price Return Index	6 year 1 year	-10%; -20%; -30% -10%	12% 2%
NASDAQ-100 Price Return Index	1 year	-10%	2%
MSCI Emerging Markets Price Return Index	1 year	-10%	2%

The following Annual Lock Segment Types are currently available:

Index	Segment Duration	Annual Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	6 year	-10%	2%
Russell 2000 ® Price Return Index	6 year	-10%	2%
MSCI EAFE Price Return Index	6 year	-10%	2%

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Investor Reallocation [Text Block]		You may specify maturity instructions that tell us how to allocate the Segment Maturity Value among the investment options and you can change these instructions at any time. You may tell us either to follow your instructions on file for new contributions, to withdraw all or part of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment of the same or different Segment Type, provided the participation requirements are met. While you may specify or change your maturity instructions for maturing Segments at any time until the close of business on the Segment Maturity Date, we recommend submitting new or revised instructions at least five business days prior to the Segment Maturity Date.
Index-Linked Option Details, Default Reallocation [Text Block]		If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment except that if the next Segment to be created in the Segment Type would not meet the Segment Maturity Date Requirement or that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
7.
Charges, expenses, and adjustments

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge.

•	A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On the last day of the contract year an annual administrative charge, if applicable.

•	Charge for third-party transfer or exchange.

•	At the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge.

•	A plan operating expense charge, if applicable under the Plan.

•	Loan charges.

•	Charges for certain optional special services.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below.

We will not increase these charges for the life of your contract, except as noted below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Charges under the contracts

Base contract expenses

Charge against the Separate Account

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of 0.95% the net assets in each variable investment option.
The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

Separate account annual expenses

If you have allocated amounts to the Structured Investment option, we deduct a daily charge(s) from the net assets in each variable investment option and each Segment Type Holding Account to compensate us for mortality and expense risks and other expenses. Each Segment Type Holding Account is part of the EQ/Money Market variable investment option. The daily charge is currently equivalent to an annual rate of 0.95% of the net assets in each variable investment option.

For amounts held in a Segment Type Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed
basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in each Segment Type Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time.

Charge for other expenses

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to an annual rate of 0.25% the net assets in each variable investment option.

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct this charge pro rata from your variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, the charge will then be deducted from each Segment Type Holding Account and then pro rata from the Segments in the Structured Investment Option. Also, we will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or you die during the contract year. The charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We deduct this charge if your account value on the last business day of the contract year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. See Appendix “State contract availability and/or variations of certain features and benefits” for any state variations.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST
®
contract having an account value that, when combined with the account value of other EQUI-VEST
®
contracts owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST
®
contracts owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

We also currently waive the annual administrative charge if you are enrolled in eDelivery on the date the charge is to be deducted. We may change or discontinue this practice at any time without prior notice.
Please note
: You can request a copy of the prospectus free of charge even if you are enrolled in eDelivery.

Charge for third-party transfer or exchange

We may deduct a charge for third party transfers. A third-party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider or to another eligible plan. The charge is $65 per occurrence per annuitant. We will deduct this charge and any withdrawal charge that applies from your account value. Transfers are subject to any required employer approval.
Withdrawal charge

A withdrawal charge may apply in the following circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; (3) we terminate your contract; or (4) you annuitize your contract and elect a non-life contingent annuity option. The amount of the charge will depend on whether the 10% free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the account for special dollar cost averaging.

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and four prior contract years measured from the date of the withdrawal.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

•	the account value after any withdrawal charge has been imposed (cash value), or

•	the 10% free withdrawal amount plus the contributions made before the current and four prior participation years that have not been previously withdrawn, plus 95% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply after the completion of 12 contract years. Also, the withdrawal charge does not apply if the annuitant dies and a death benefit is payable to the beneficiary and in the circumstances described below.

10% free withdrawal amount.
No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the 10% free withdrawal amount.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i)	you have qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	we receive proof satisfactory to us (including certification by a licensed physician) that your life expectancy is six months or less; or

(iii)
you have been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

The withdrawal charge also does not apply in the circumstances described below:

•	after five contract years and you are at least age 59 1 ⁄ 2 ; or

•	after five contract years and you are at least age 55 and separated from service; or

•	the withdrawal is made through our RMD automatic withdrawal option to satisfy required minimum distributions; or

•	the withdrawal qualifies as a hardship (or for EDC contracts, an unforeseeable emergency); or

•	you use the proceeds to buy back pension credits; or

•	you request a refund of an excess contribution within one month of the date on which the contribution is made; or
•	after five contract years you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant’s age 59
1
⁄
2
and allows no prepayment; or

•	after three contract years the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

•	the amount withdrawn is applied to the election of a life contingent annuity payout option; or

•	the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant’s life expectancy, that allows no prepayment.

The tax consequences of withdrawals are discussed under “Tax information.”

Loan set-up charge
. A $25 charge will be deducted from your account value at the time a loan is taken. The charge is to compensate us for administrative expenses associated with setting up the loan.

Annual loan record-keeping charge
. A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday.

Loan interest charge
. We charge interest on loans under your contract but allocate it according to your investment allocations when you make interest payments instead of keeping it. The loan interest rate we charge is subject to the terms of your employer’s plan and any state requirements.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

Plan operating expense charge

Depending on your Employer’s Plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer’s designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer’s Plan. We will deduct this charge pro rata from your variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, the charge will then be deducted from each Segment Type Holding Account and then pro rata from the Segments in the Structured Investment Option (as described in a separate prospectus). We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.
We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.
We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request. We reserve the right to increase this charge to a maximum of $90.

Charges that the Trusts deduct

The affiliated and unaffiliated Trusts deduct charges for the following types of fees and expenses:

•	Advisory fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administration service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of the affiliated Trust and/or shares of unaffiliated Trust portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including advisory fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

Death benefit(s) available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amount of any outstanding loans.	Standard	No Additional Charge		• Withdrawals could significantly reduce benefit

Other Benefits

Other benefit(s) available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Special Dollar Cost Averaging
Special Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• Not available with Special Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants.	Optional	Initial $25 and $6.25 quarterly; interest determined by plan		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Death Benefits

About Death Benefits

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value, less any outstanding loan balance and accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance and accrued interest. There is no additional charge for this benefit. Amounts withdrawn from any Segment before the Segment Maturity Date to pay the death benefit will reflect the Segment Interim Value calculation. For more information, see “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this prospectus.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance and accrued interest) as of the date your spouse’s contract is issued and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

Effect of your death on the Structured Investment Option

Once we have received notice of your death and until the death benefit is processed, we will not make any transfers from the Segment Holding Account to a Segment. Amounts in the Segment Holding Account will be defaulted into the EQ/Money Market variable investment option on the next scheduled Segment Maturity Date. If Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

How withdrawals affect the minimum death benefit

Each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x 0.40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000 – $16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal
.
Payment of Death Benefit

Your beneficiary and payment of benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts. Such owner may substitute the beneficiary under the Plan after your death.

Effect of the annuitant’s death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs and 457(b) plans.

The beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more payout options we offer at the time. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA in the case of a death benefit from a 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option
(The Beneficiary continuation option is available under both TSA and governmental employer EDC contracts; it is not available under tax-exempt
employer EDC contracts. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act.)

Upon your death, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described under “Tax Information” later in this prospectus), if such time is later. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the TSA or plan within 10 years of the applicable death in accordance with federal tax rules. In the case of deceased participants under government employer sponsored plans, these new rules apply to deaths after December 31, 2021.

Under the Beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.
•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	Loans will no longer be available.

•	Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Depending on the type of contract you own, upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The subsequent beneficiary must withdraw any remaining amount within ten years of your death or your beneficiary’s death as applicable. See “Tax information” in this prospectus.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

How the Structured Investment Option affects the Beneficiary continuation option

Under the Beneficiary continuation option, if you have any account value in a Segment or Segment Holding Account:

•	The transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary is subject to the “10-year rule,” amounts may not be invested in Segments with Segment Maturity Dates later than December 31st of the calendar year which contains the tenth anniversary of your death.

•	If there is more than one beneficiary, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature for the first beneficiary, all Segments will continue for each beneficiary.

•	An eligible designated beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option. For more information, please see “Required minimum distributions” under “Tax Information” in this prospectus.

Other Benefits

Automatic transfer options

Investment simplifier

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options or to the SIO. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option allocation and transfer limitations described under “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” above.

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.
•	Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your account value.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must elect asset rebalancing on your application or notify us in writing by completing our asset rebalancing form, telling us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

Special dollar cost averaging

Special dollar cost averaging allows you to gradually allocate amounts to up to 10 available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

You may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See “How you can purchase and contribute to your contract” in “Purchasing the Contract” for details on what contributions are eligible under both EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going
payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it.

You may have your account value transferred to any of the variable investment options available under the contract. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you may receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by the Company and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis. The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.
If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the investment options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

Optional Semester Strategies program

The Company offers access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services. If available under your employer’s plan, you may generally enroll in SWBC’s model portfolio and investment advisory services program (the “Program”) to manage your account value. The investment advisor will have an advisory relationship with contract owners who participate in the Program. The Program will allocate your account value among the variable investment options, guaranteed interest option and Segments in the Structured Investment Option based on your set time horizon, risk tolerance and investment return objectives derived by SWBC from information you provide to SWBC. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus. To see if the Program is available in your state, please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” in this prospectus. SWBC’s Form ADV is provided at enrollment and is also available upon request and on SWBC’s website.

Under the Program, SWBC will assign you to a specific Program model portfolio (“Model Portfolio”) based, in part, on the age you plan to retire (the “Planned Retirement Age”) which cannot be later than the maturity date under the contract and the Model Portfolio strategy you select. Your model may have limited investment options which may be more conservative than other investment options which may limit the upside potential for your contract. There are currently two Model Portfolio strategies available: Semester Strategies and Semester Strategies Plus. You can generally change from Semester Strategies to Semester Strategies Plus at any time. You cannot, however, move from Semester

Strategies Plus to Semester Strategies. You can also generally change your Planned Retirement Age at any time by providing the new Planned Retirement Age to SWBC.

When you enroll in the Program, your allocation instructions for future contributions will be changed to the Model Portfolio you are assigned to by SWBC as of the date we process your enrollment request. In addition, your entire account value will be rebalanced or reallocated periodically according to the Model Portfolio’s allocations. Amounts in variable investment options, including the Segment Type Holding Accounts, and guaranteed interest options will be rebalanced according to the Model Portfolio’s allocations monthly, generally on the first Friday of every month (each a “Semester Strategies Rebalance Date”) and amounts in a Segment will be reallocated according to the Model Portfolio’s allocations when that Segment matures (each a “Semester Strategies Reallocation Date”). Amounts rebalanced or reallocated into new Segments will be placed in the applicable Segment Type Holding Accounts. Because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio’s allocations at certain points in time if you have account value in Segments. If an investment option in a Model Portfolio terminates, liquidates, merges, or closes to new investors, SWBC will determine what course of action to take and will update the Model Portfolio’s allocations as necessary.

On an annual basis, the Program will determine if you will transition or “glide” from one Model Portfolio to the next Model Portfolio based on your birthdate and the number of years remaining until your Planned Retirement Age currently on file. If a glide is scheduled to occur, your allocation instructions for future contributions will be changed to the new Model Portfolio allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according that new Model Portfolio’s allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates. You will receive notice of an upcoming glide. The automatic glide feature is part of the Program and cannot be modified. If you do not want to glide from the current Model Portfolio to the next Model Portfolio, you will have to change your Planned Retirement Age prior to your birthdate. Once you reach your Planned Retirement Age, you will glide to the post-retirement Model Portfolio for purposes of the Program and thereafter you will no longer glide to a different Model Portfolio as you continue to age.

SWBC will generally review the Model Portfolios on an annual basis and may review them more frequently based on market conditions. You will receive notice of any changes in the Model Portfolio allocations. SWBC may also terminate a Model Portfolio and assign you to a new Model Portfolio. You may decide to opt out of the changes by terminating your participation in the Program and becoming self-directed prior to your account value being rebalanced and reallocated as applicable according to the new Model Portfolio allocations. If you do not opt out, on the date of the proposed change your allocation instructions for future contributions will be changed to the Model Portfolio’s new allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according to that Model Portfolio’s new allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates.

When you enroll in the Program, any current automated transfer programs, including dollar cost averaging, special dollar cost averaging and asset rebalancing, will be unavailable and/or terminate and you will not be able to establish any new program(s) while you participate. In addition, if you invested in the Structured Investment Option and provided Segment maturity instructions, those elections will be changed when you enroll in the Program. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus.

When you enroll in the Program, we will pay SWBC’s advisory services fee.

You may terminate the Program and become self-directed at any time by completing the necessary termination form or by contacting your financial professional. You can also terminate your participation in the Program by logging into your account at www.equitable.com or contacting one of our customer service representatives at (800)
628-6673.
If you request to change your future allocation instructions or make a transfer from one investment option to another, your participation in the Program will terminate and you will become self-directed. Once terminated, we reserve the right to not permit you to re-enroll
in the Program. If the Program terminates for any reason, you will be self-directed and, therefore, you will no longer receive model portfolio or investment advisory services from SWBC. If the Program terminates you will remain in your existing investment options until you provide us with new instructions. We can also terminate the Program at any time and for any reason. If we terminate the Program you will become self-directed. We do not provide investment advice. If any automated programs or Segment maturity instructions were terminated when you enrolled in the Program, those automated programs or special maturity instructions will not automatically resume; you will need to provide us with new instructions regarding which automated programs that you wish to re-enroll
in and any new Segment maturity instructions you want to use.

Please note:

•	Your Planned Retirement Age cannot be later than the maturity date under your contract.

•	If you have current investments in the Structured Investment Option, you may not be eligible to participate in the Program if your current Structured Investment Option allocations are higher than the Model Portfolio allocations to the Structured Investment Option would be based on the information you provided SWBC.

•	You cannot move from Semester Strategies Plus to Semester Strategies.

•	If you change your future allocations or transfer account value from one investment option to another, your participation in the Program will terminate and you will become self-directed.

•	When you enroll in the Program, you will not be able to establish a new automated rebalancing program and any current automated rebalancing program will terminate.

•	The Program will rebalance and reallocate your account value generally according to the Model Portfolio allocations; however, because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio allocations at certain points in time if you have account value in Segments.

For additional information or to enroll in the Program, contact your financial professional or one of our customer service representatives. The Program may not be available to all plans, all contracts, in all states or through all financial intermediaries.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

Death benefit(s) available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amount of any outstanding loans.	Standard	No Additional Charge		• Withdrawals could significantly reduce benefit

Other Benefits

Other benefit(s) available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Special Dollar Cost Averaging
Special Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• Not available with Special Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants.	Optional	Initial $25 and $6.25 quarterly; interest determined by plan		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH164886. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.67%	2.69%	3.28%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Corporate Bond — EIMG; AllianceBernstein L.P.	0.64%	^	9.06%	—	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Fixed Income	EQ/Long-Term Bond — EIMG; AllianceBernstein L.P.	0.64%	^	5.85%	—	—
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	Fidelity® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%	6.93%	-0.21%	2.45%

(b) Index-Linked Options

The following is a list of Segments of the Structured Investment Option (SIO) currently available under the contract. We may change the features of the Segments listed below (including the Index and current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at equitable.com/sio2-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment of the SIO before the Segment Maturity Date, we will apply a Contract adjustment based on the Segment Interim Value. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date.

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss (if held until Segment Maturity Date)	Minimum Limit on Index Gain for the life of the Segment Type (Performance Cap Rate)
S&P 500 Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss (if held until Segment Maturity Date)	Minimum Limit on Index Gain for the life of the Segment Type (Performance Cap Rate)
Russell 2000 ® Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
MSCI EAFE Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
NASDAQ-100 Price Return Index	Market Index	1 year	Standard	-10%	2%
MSCI Emerging Markets Price Return Index	Market Index	1 year	Standard	-10%	2%
S&P 500 Price Return Index	Market Index	6 year	Annual Lock	-10%	2%
Russell 2000 ® Price Return Index	Market Index	6 year	Annual Lock	-10%	2%
MSCI EAFE Price Return Index	Market Index	6 year	Annual Lock	-10%	2%

1
Each reference Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 6 year Standard Segment Types is 12% (2% for 1 year Segments) and for Annual Lock Segment Types is 2% for 6 year Segments. We will not open a Segment with a Performance Cap Rate below the applicable minimum rate.

(c) Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Note: If amounts are removed from a Fixed investment option before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your account value.

Name	Term	Minimum Guaranteed Rate of Interest
Guaranteed interest option	N/A	1.0%
Account for special dollar cost averaging	3 - 12 months	N/A

		For more information, please see “Guaranteed interest option” and “Account for special dollar cost averaging” under “Purchasing the Contract” in the prospectus
Variable Option [Line Items]
Prospectuses Available [Text Block]		The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH164886. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.67%	2.69%	3.28%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Corporate Bond — EIMG; AllianceBernstein L.P.	0.64%	^	9.06%	—	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Fixed Income	EQ/Long-Term Bond — EIMG; AllianceBernstein L.P.	0.64%	^	5.85%	—	—
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	Fidelity® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%	6.93%	-0.21%	2.45%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
(b) Index-Linked Options

The following is a list of Segments of the Structured Investment Option (SIO) currently available under the contract. We may change the features of the Segments listed below (including the Index and current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at equitable.com/sio2-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment of the SIO before the Segment Maturity Date, we will apply a Contract adjustment based on the Segment Interim Value. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date.

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss (if held until Segment Maturity Date)	Minimum Limit on Index Gain for the life of the Segment Type (Performance Cap Rate)
S&P 500 Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss (if held until Segment Maturity Date)	Minimum Limit on Index Gain for the life of the Segment Type (Performance Cap Rate)
Russell 2000 ® Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
MSCI EAFE Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
NASDAQ-100 Price Return Index	Market Index	1 year	Standard	-10%	2%
MSCI Emerging Markets Price Return Index	Market Index	1 year	Standard	-10%	2%
S&P 500 Price Return Index	Market Index	6 year	Annual Lock	-10%	2%
Russell 2000 ® Price Return Index	Market Index	6 year	Annual Lock	-10%	2%
MSCI EAFE Price Return Index	Market Index	6 year	Annual Lock	-10%	2%

1
Each reference Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 6 year Standard Segment Types is 12% (2% for 1 year Segments) and for Annual Lock Segment Types is 2% for 6 year Segments. We will not open a Segment with a Performance Cap Rate below the applicable minimum rate.

Index-Linked Options Available [Table Text Block]
The following is a list of Segments of the Structured Investment Option (SIO) currently available under the contract. We may change the features of the Segments listed below (including the Index and current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at equitable.com/sio2-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment of the SIO before the Segment Maturity Date, we will apply a Contract adjustment based on the Segment Interim Value. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date.

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss (if held until Segment Maturity Date)	Minimum Limit on Index Gain for the life of the Segment Type (Performance Cap Rate)
S&P 500 Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss (if held until Segment Maturity Date)	Minimum Limit on Index Gain for the life of the Segment Type (Performance Cap Rate)
Russell 2000 ® Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
MSCI EAFE Price Return Index	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
NASDAQ-100 Price Return Index	Market Index	1 year	Standard	-10%	2%
MSCI Emerging Markets Price Return Index	Market Index	1 year	Standard	-10%	2%
S&P 500 Price Return Index	Market Index	6 year	Annual Lock	-10%	2%
Russell 2000 ® Price Return Index	Market Index	6 year	Annual Lock	-10%	2%
MSCI EAFE Price Return Index	Market Index	6 year	Annual Lock	-10%	2%

1
Each reference Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Available, Price Return Index Underperforms [Text Block]
1
Each reference Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Available, Lowest Limit on Gains [Percent]		2.00%
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]		The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options.
Fixed Options Available [Table Text Block]
The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Note: If amounts are removed from a Fixed investment option before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your account value.

Name	Term	Minimum Guaranteed Rate of Interest
Guaranteed interest option	N/A	1.0%
Account for special dollar cost averaging	3 - 12 months	N/A

For more information, please see “Guaranteed interest option” and “Account for special dollar cost averaging” under “Purchasing the Contract” in the prospectus.

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
ITEM 31A. Information about Contracts with Index-Linked Options and Fixed Op ti
ons S
ub
ject to a Contract Adjustment.
(a)

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redemmed during the prior year	Combination Contract (Yes/No)
EQUI-VEST (Series 202)	46,913	$131,921,463	29,456	$402,482,776	$6,048,045	Yes

Non-variable Annuities [Line Items]
Non-variable Annuities, Name		EQUI-VEST (Series 202)
Non-variable Annuities, Number Outstanding | CONTRACTS		46,913
Non-variable Annuities, Total Value		$ 131,921,463
Non-variable Annuities, Number Sold | Year		29,456
Non-variable Annuities, Gross Premiums		$ 402,482,776
Non-variable Annuities, Value Redeemed		$ 6,048,045
Non-variable Annuities, Combination [Flag]		true
1290 VT Convertible Securities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]		Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]		SSGA Funds Management, Inc.
Current Expenses [Percent]	[5]	0.90%
Average Annual Total Returns, 1 Year [Percent]		15.79%
Average Annual Total Returns, 5 Years [Percent]		2.91%
Average Annual Total Returns, 10 Years [Percent]		8.89%
1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		GAMCO Asset Management, Inc.
Current Expenses [Percent]		1.05%
Average Annual Total Returns, 1 Year [Percent]		12.82%
Average Annual Total Returns, 5 Years [Percent]		11.24%
Average Annual Total Returns, 10 Years [Percent]		10.77%
1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	[5]	1.02%
Average Annual Total Returns, 1 Year [Percent]		7.54%
Average Annual Total Returns, 5 Years [Percent]		3.92%
Average Annual Total Returns, 10 Years [Percent]		5.41%
1290 VT Natural Resources [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		1290 VT Natural Resources
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[5]	0.90%
Average Annual Total Returns, 1 Year [Percent]		28.04%
Average Annual Total Returns, 5 Years [Percent]		16.06%
Average Annual Total Returns, 10 Years [Percent]		9.42%
1290 VT Real Estate [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		1290 VT Real Estate
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[5]	0.90%
Average Annual Total Returns, 1 Year [Percent]		9.67%
Average Annual Total Returns, 5 Years [Percent]		2.69%
Average Annual Total Returns, 10 Years [Percent]		3.28%
1290 VT Socially Responsible [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC
Current Expenses [Percent]		0.90%
Average Annual Total Returns, 1 Year [Percent]		17.23%
Average Annual Total Returns, 5 Years [Percent]		13.04%
Average Annual Total Returns, 10 Years [Percent]		13.83%
EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.92%
Average Annual Total Returns, 1 Year [Percent]		9.21%
Average Annual Total Returns, 5 Years [Percent]		3.43%
Average Annual Total Returns, 10 Years [Percent]		10.10%
EQ/Aggressive Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[6]	EQ/Aggressive Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.15%
Average Annual Total Returns, 1 Year [Percent]		12.97%
Average Annual Total Returns, 5 Years [Percent]		7.79%
Average Annual Total Returns, 10 Years [Percent]		9.47%
EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		American Century Investment Management, Inc.
Current Expenses [Percent]	[5]	1.00%
Average Annual Total Returns, 1 Year [Percent]		8.72%
Average Annual Total Returns, 5 Years [Percent]		8.64%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Capital Group Research [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Capital Group Research
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Capital International, Inc.
Current Expenses [Percent]	[5]	0.95%
Average Annual Total Returns, 1 Year [Percent]		19.83%
Average Annual Total Returns, 5 Years [Percent]		13.80%
Average Annual Total Returns, 10 Years [Percent]		15.00%
EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		ClearBridge Investments, LLC
Current Expenses [Percent]	[5]	1.00%
Average Annual Total Returns, 1 Year [Percent]		7.69%
Average Annual Total Returns, 5 Years [Percent]		10.47%
Average Annual Total Returns, 10 Years [Percent]		13.63%
EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Common Stock Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[5]	0.67%
Average Annual Total Returns, 1 Year [Percent]		16.28%
Average Annual Total Returns, 5 Years [Percent]		12.50%
Average Annual Total Returns, 10 Years [Percent]		13.55%
EQ/Conservative Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[6]	EQ/Conservative Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]	[5]	1.00%
Average Annual Total Returns, 1 Year [Percent]		7.48%
Average Annual Total Returns, 5 Years [Percent]		1.74%
Average Annual Total Returns, 10 Years [Percent]		3.11%
EQ/Conservative-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[6]	EQ/Conservative-Plus Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.09%
Average Annual Total Returns, 1 Year [Percent]		9.06%
Average Annual Total Returns, 5 Years [Percent]		3.38%
Average Annual Total Returns, 10 Years [Percent]		4.94%
EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	[5]	0.93%
Average Annual Total Returns, 1 Year [Percent]		8.58%
Average Annual Total Returns, 5 Years [Percent]		(0.68%)
Average Annual Total Returns, 10 Years [Percent]		2.17%
EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[5]	0.53%
Average Annual Total Returns, 1 Year [Percent]		17.23%
Average Annual Total Returns, 5 Years [Percent]		13.79%
Average Annual Total Returns, 10 Years [Percent]		14.15%
EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		FIAM LLC
Current Expenses [Percent]	[5]	0.87%
Average Annual Total Returns, 1 Year [Percent]		18.34%
Average Annual Total Returns, 5 Years [Percent]		13.86%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Franklin Small Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[6]	EQ/Franklin Small Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	[5]	1.05%
Average Annual Total Returns, 1 Year [Percent]		7.06%
Average Annual Total Returns, 5 Years [Percent]		6.11%
Average Annual Total Returns, 10 Years [Percent]		8.71%
EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	[5]	1.09%
Average Annual Total Returns, 1 Year [Percent]		9.22%
Average Annual Total Returns, 5 Years [Percent]		9.66%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Intermediate Corporate Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		EQ/Intermediate Corporate Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[5]	0.64%
Average Annual Total Returns, 1 Year [Percent]		9.06%
Average Annual Total Returns, 5 Years [Percent]		0.00%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]	[7]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		SSGA Funds Management, Inc.
Current Expenses [Percent]	[5]	0.62%
Average Annual Total Returns, 1 Year [Percent]		5.54%
Average Annual Total Returns, 5 Years [Percent]		0.30%
Average Annual Total Returns, 10 Years [Percent]		1.15%
EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/International Equity Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[5]	0.72%
Average Annual Total Returns, 1 Year [Percent]		31.46%
Average Annual Total Returns, 5 Years [Percent]		9.91%
Average Annual Total Returns, 10 Years [Percent]		8.07%
EQ/International Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[6]	EQ/International Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]		0.86%
Average Annual Total Returns, 1 Year [Percent]		25.90%
Average Annual Total Returns, 5 Years [Percent]		7.28%
Average Annual Total Returns, 10 Years [Percent]		6.92%
EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Invesco Global
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]	[5]	1.10%
Average Annual Total Returns, 1 Year [Percent]		15.40%
Average Annual Total Returns, 5 Years [Percent]		6.95%
Average Annual Total Returns, 10 Years [Percent]		10.59%
EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Janus Henderson Investors US LLC
Current Expenses [Percent]		1.04%
Average Annual Total Returns, 1 Year [Percent]		8.05%
Average Annual Total Returns, 5 Years [Percent]		7.06%
Average Annual Total Returns, 10 Years [Percent]		10.61%
EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	[5]	0.96%
Average Annual Total Returns, 1 Year [Percent]		14.76%
Average Annual Total Returns, 5 Years [Percent]		9.43%
Average Annual Total Returns, 10 Years [Percent]		14.08%
EQ/JPMorgan Value Opportunities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		J.P. Morgan Investment Management Inc.
Current Expenses [Percent]		0.95%
Average Annual Total Returns, 1 Year [Percent]		15.40%
Average Annual Total Returns, 5 Years [Percent]		12.77%
Average Annual Total Returns, 10 Years [Percent]		12.08%
EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.71%
Average Annual Total Returns, 1 Year [Percent]		17.74%
Average Annual Total Returns, 5 Years [Percent]		14.51%
Average Annual Total Returns, 10 Years [Percent]		17.26%
EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.74%
Average Annual Total Returns, 1 Year [Percent]		15.04%
Average Annual Total Returns, 5 Years [Percent]		10.52%
Average Annual Total Returns, 10 Years [Percent]		9.77%
EQ/Long-Term Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		EQ/Long-Term Bond
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[5]	0.64%
Average Annual Total Returns, 1 Year [Percent]		5.85%
Average Annual Total Returns, 5 Years [Percent]		0.00%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/MFS International Growth
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	[5]	1.10%
Average Annual Total Returns, 1 Year [Percent]		20.90%
Average Annual Total Returns, 5 Years [Percent]		6.90%
Average Annual Total Returns, 10 Years [Percent]		9.61%
EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	[5]	1.15%
Average Annual Total Returns, 1 Year [Percent]		32.95%
Average Annual Total Returns, 5 Years [Percent]		6.99%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	[5]	1.10%
Average Annual Total Returns, 1 Year [Percent]		5.60%
Average Annual Total Returns, 5 Years [Percent]		5.09%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		EQ/MFS Technology
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]		1.10%
Average Annual Total Returns, 1 Year [Percent]		16.24%
Average Annual Total Returns, 5 Years [Percent]		12.06%
Average Annual Total Returns, 10 Years [Percent]		0.00%
EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[5]	0.64%
Average Annual Total Returns, 1 Year [Percent]		6.80%
Average Annual Total Returns, 5 Years [Percent]		8.42%
Average Annual Total Returns, 10 Years [Percent]		9.99%
EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]	[6]	EQ/Mid Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		4.98%
Average Annual Total Returns, 5 Years [Percent]		7.62%
Average Annual Total Returns, 10 Years [Percent]		8.20%
EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[6]	EQ/Moderate Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.08%
Average Annual Total Returns, 1 Year [Percent]		10.25%
Average Annual Total Returns, 5 Years [Percent]		4.14%
Average Annual Total Returns, 10 Years [Percent]		5.78%
EQ/Moderate-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[6]	EQ/Moderate-Plus Allocation
Portfolio Company Adviser [Text Block]		EIMG
Current Expenses [Percent]		1.11%
Average Annual Total Returns, 1 Year [Percent]		11.50%
Average Annual Total Returns, 5 Years [Percent]		5.88%
Average Annual Total Returns, 10 Years [Percent]		7.67%
EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Cash/Cash Equivalent
Portfolio Company Name [Text Block]	[8]	EQ/Money Market
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]		0.67%
Average Annual Total Returns, 1 Year [Percent]		3.66%
Average Annual Total Returns, 5 Years [Percent]		2.79%
Average Annual Total Returns, 10 Years [Percent]		1.73%
EQ/Morgan Stanley Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	[5]	1.15%
Average Annual Total Returns, 1 Year [Percent]		7.39%
Average Annual Total Returns, 5 Years [Percent]		(0.01%)
Average Annual Total Returns, 10 Years [Percent]		12.95%
EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Pacific Investment Management Company LLC
Current Expenses [Percent]	[5]	2.74%
Average Annual Total Returns, 1 Year [Percent]		5.52%
Average Annual Total Returns, 5 Years [Percent]		(0.90%)
Average Annual Total Returns, 10 Years [Percent]		2.48%
EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Equity
Portfolio Company Name [Text Block]		EQ/Small Company Index
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.63%
Average Annual Total Returns, 1 Year [Percent]		12.57%
Average Annual Total Returns, 5 Years [Percent]		6.16%
Average Annual Total Returns, 10 Years [Percent]		9.44%
EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Specialty
Portfolio Company Name [Text Block]		EQ/Wellington Energy
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Wellington Management Company LLP
Current Expenses [Percent]	[5]	1.19%
Average Annual Total Returns, 1 Year [Percent]		12.17%
Average Annual Total Returns, 5 Years [Percent]		17.90%
Average Annual Total Returns, 10 Years [Percent]		0.00%
Fidelity® VIP Investment Grade Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Fixed Income
Portfolio Company Name [Text Block]		Fidelity® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]		Fidelity Management and Research Company (FMR)
Current Expenses [Percent]		0.62%
Average Annual Total Returns, 1 Year [Percent]		6.93%
Average Annual Total Returns, 5 Years [Percent]		(0.21%)
Average Annual Total Returns, 10 Years [Percent]		2.45%
Annual Portfolio Expenses prior to Expense Limitation Arrangement [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	[9]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]		0.54%
Portfolio Company Expenses Maximum [Percent]		3.04%
Portfolio Company Expenses, Footnotes [Text Block]		“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
Annual Portfolio Expenses after Expense Limitation Arrangement [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	[10]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]		0.53%
Portfolio Company Expenses Maximum [Percent]		2.74%
Portfolio Company Expenses, Footnotes [Text Block]		“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Death Benefit
Purpose of Benefit [Text Block]		Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amount of any outstanding loans.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• Withdrawals could significantly reduce benefit
Name of Benefit [Text Block]		Death Benefit
Rebalancing Option I and Option II [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Optional Benefit Expense, Footnotes [Text Block]

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	[11],[12]	Rebalancing Option I (1) and Option II (2)
Purpose of Benefit [Text Block]		Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Optional Benefit Expense, Footnotes [Text Block]

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Brief Restrictions / Limitations [Text Block]		• Not generally available with Special Dollar Cost Averaging
Name of Benefit [Text Block]	[11],[12]	Rebalancing Option I (1) and Option II (2)
Special Dollar Cost Averaging and Investment Simplifier [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Special Dollar Cost Averaging and Investment Simplifier
Purpose of Benefit [Text Block]		Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• Not generally available with Rebalancing
Name of Benefit [Text Block]		Special Dollar Cost Averaging and Investment Simplifier
Semester Strategies program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Semester Strategies program
Purpose of Benefit [Text Block]		We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• Not available with Special Dollar Cost Averaging or Rebalancing
Name of Benefit [Text Block]		Semester Strategies program
Participant Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]		$ 25
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Participant Loans
Purpose of Benefit [Text Block]		Loans may be available to plan participants.
Optional Benefit [Flag]		true
Optional Benefit Expense, Maximum [Dollars]		$ 25
Brief Restrictions / Limitations [Text Block]		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
Name of Benefit [Text Block]		Participant Loans
Plan Loan Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]		$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		$25 maximum per loan when a loan is made.
Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]		$ 65
Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	[13]	$ 90
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
Segment Interim Value [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Percent]	[14]	90.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.
Guaranteed interest option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Guaranteed interest option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		1.00%
Account for special dollar cost averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Account for special dollar cost averaging
Fixed Option Available, Term		12 months
Buffer -10 [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]		10.00%
Buffer -30 [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]		30.00%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from a Segment of the SIO prior to maturity may result in an interim value adjustment. Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn. Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
contract at any time before the next month’s Segment Start Date.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, loss of interest and the possibility of adverse tax consequences.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios) or Segment of the SIO. Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside). For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
This may result
in you earning less than the Index Return.
The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.
Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Risks associated with the variable investment options” and “Risks associated with the Structured Investment Option” in “Principal Risks of investing in the contract.” See also the Appendix: “Investment options available under the contract” in the prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Index-Linked Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with the Structured Investment Option (SIO)

An investor is not invested in the Index or in the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

There are certain unique risks associated with the Structured Investment Option.
•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the
-30%
Segment Buffer (only available on certain Segments) and the lowest level of protection is the
-10%
Segment Buffer. You could lost as much as 70% (for Segments with a
-30%
Segment Buffer) to 90% (for Segments with a
-10%
Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

—	For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal and previously credited interest with a
-30%
Segment Buffer, and up to 90% of your principal and previously credited interest with a
-10%
Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

—
For Annual Lock Segments
. The
-10%
Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose nearly 100% of your principal and previously credited interest in an Annual Lock Segment that lost 90% each Annual Lock Period. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), and not an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate, if applicable, may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may vary between owners but will not be less than the minimum Performance Cap Rate.

Risks Related to Withdrawals (Segment Interim Value)

•	There is a risk of loss of principal and previously credited interest in the case of annuitization, death, surrender, or contract cancellation prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the
end-of-term
downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge or if you have to pay taxes or tax penalties.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•
We may not offer new Segments of any or all Segment Types, so certain Segments may not be available for you to transfer your Segment Maturity Value into and you would be limited to investing in the EQ/Money Market.

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. The amounts transferred to the EQ/ Money Market variable investment option may earn a return that is less than the return that could be earned in a different investment option.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments except Annual Lock Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposes to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk
.
Values of securities composing an Index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk.
In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index and the
NASDAQ-100
Price Return Index are comprised of
large-cap
companies.

•
Small Cap Risk
. Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of
small-cap
companies.

•
Foreign Securities Risk
. Foreign securities and Indices with exposure to
non-U.S.
companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies. The MSCI EAFE Price Return Index, the MSCI Emerging Markets Price Return Index, and the
NASDAQ-100
Price Return Index have exposure to foreign securities.
—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to
non-U.S.
companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on
non-U.S.
companies is unreliable or outdated, or if less information about the
non-U.S.
companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities. The MSCI Emerging Markets Price Return Index is exposed to emerging markets.

•	Past performance of an Index is not an indication of its future performance.

•
We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected

Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the guaranteed death benefit. The general obligations including the guaranteed interest option, SIO and any guaranteed death benefit under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than Equitable America has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO. The general obligations and any guaranteed death benefit under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Risks associated with taking a loan [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract. The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Possible fees on access to account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense,

SP 500 Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
S&P 500 Price Return Index.
 The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			16.39%	23.21%	24.23%	(19.44%)	26.89%	16.26%	28.80%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option [Line Items]
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
SP 500 Price Return Index [Member] | Point To Point 6 Year Standard 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
SP 500 Price Return Index [Member] | Point To Point 6 Year Standard 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
SP 500 Price Return Index [Member] | Point To Point 6 Year Standard 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		30.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
SP 500 Price Return Index [Member] | Point To Point 1 Year Standard 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
SP 500 Price Return Index [Member] | Point To Point 6 Year Annual Lock 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
Russell 2000 Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
Russell 2000
®
Price Return Index.
 The Russell 2000
®
Price Return Index was established by Russell Investments. The Russell 2000
®
Price Return Index measures the performance of the
small-cap
segment of the U.S. equity universe. The Russell 2000
®
Price Return Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The Russell 2000 ® Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Russell 2000 ® Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Russell 2000 Price Return Index [Member] | Point To Point 6 Year Standard 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
Russell 2000 Price Return Index [Member] | Point To Point 6 Year Standard 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
Russell 2000 Price Return Index [Member] | Point To Point 6 Year Standard 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		30.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
Russell 2000 Price Return Index [Member] | Point To Point 1 Year Standard 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
Russell 2000 Price Return Index [Member] | Point To Point 6 Year Annual Lock 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
MSCI EAFE Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
MSCI EAFE Price Return Index.
 The MSCI EAFE Price Return Index was established by MSCI. The MSCI EAFE Price Return
Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this Prospectus the MSCI EAFE Price Return Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,

Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]			5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
MSCI EAFE Price Return Index [Member] | Point To Point 6 Year Standard 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
MSCI EAFE Price Return Index [Member] | Point To Point 6 Year Standard 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
MSCI EAFE Price Return Index [Member] | Point To Point 6 Year Standard 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		30.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
MSCI EAFE Price Return Index [Member] | Point To Point 1 Year Standard 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
MSCI EAFE Price Return Index [Member] | Point To Point 6 Year Annual Lock 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
NASDAQ100 Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
NASDAQ-100 Price Return Index
. The NASDAQ-100 Price Return Index includes securities of 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The NASDAQ-100 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The NASDAQ-100 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
NASDAQ100 Price Return Index [Member] | Point To Point 1 Year Standard 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Cap Rate
MSCI Emerging Markets Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
MSCI Emerging Markets Price Return Index
. The MSCI Emerging Markets Price Return Index was established by MSCI. The MSCI Emerging Markets Price Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of the date of this prospectus, the MSCI Emerging Markets Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			30.58%	5.05%	7.04%	(22.37%)	(4.59%)	15.84%	15.43%	(16.64%)	34.35%	8.58%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(12.37%)	0.00%	5.00%	5.00%	(6.64%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The NASDAQ-100 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
MSCI Emerging Markets Price Return Index [Member] | Point To Point 1 Year Standard 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI Emerging Markets Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%

[1]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. The charge will not apply after the completion of 12 contract years. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
[2]	Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
[3]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge. The annual administrative charge will be waived if you are enrolled in eDelivery on the date the charge is to be deducted. Please note: You can request a copy of the prospectus free of charge even if you are enrolled in eDelivery.
[4]	$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.
[5]	This Portfolio’s annual expenses reflect temporary fee reductions.
[6]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[7]	Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.
[8]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[9]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
[10]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[11]	Option I allows you to rebalance your account value among the variable investment options.
[12]	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
[13]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
[14]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.